As filed with the Securities and Exchange Commission on March 9, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4244

                             SOUND SHORE FUND, INC.
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                          T. Gibbs Kane, Jr., President
                               8 Sound Shore Drive
                               Greenwich, CT 06830
                                 (203) 629-1980

                   Date of fiscal year end: December 31, 2005

          Date of reporting period: January 1, 2005 - December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS


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[LOGO]

            TWO PORTLAND SQUARE, PORTLAND, ME 04101 1-800-754-8758

================================================================================

                                                              December 31, 2005
Dear Shareholder:

    The Sound Shore Fund ended December 31, 2005 with a net asset value of $36.63 following a year-end distribution of $0.05211 in dividends, $0.28303 in short-term capital gains, and $2.23047 in long-term capital gains. The unchanged quarterly total return of 0.00% lagged the Standard & Poor's 500 Index ("S&P 500") and the Dow Jones Industrial Average ("Dow Jones") which rose 2.09% and 2.06%, respectively. For 2005, the Fund advanced 6.81%, outpacing the gains of 4.91% for the S&P 500 and 1.72% for the Dow Jones.

    We are required by the SEC to say that: PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S 1, 5, 10, AND 15-YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2005 WERE 6.81%, 6.36%, 12.00%, AND 14.13%, RESPECTIVELY. FOR THE MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL (800) 551-1980 OR VISIT THE FUND'S WEBSITE AT WWW.SOUNDSHOREFUND.COM.

    Despite a backdrop of solid financial and economic fundamentals, US equity markets posted modest results in 2005. Of the broad indexes, the S&P 500 was the strongest performer gaining only about 5% while the Dow Jones and NASDAQ Composite both advanced by less than half that amount. Corporate earnings growth, estimated at 12% for the S&P 500, was sturdy enough and clearly not the markets' problem. Rather, price earnings valuation multiples compressed from what had been a yearly average of 17.0x in 2004 to 16.2x in 2005, reflecting continued Federal Reserve tightening that generated higher short term interest rates.

    Like a kindergartner's finger painting, however, the resulting mud-brown markets in 2005 actually included many colors, some of which were even brilliant. Our value driven, company by company approach helped us to uncover several of these and, in particular, put us on the right side of what were some significant performance divergences within industries and sectors.

    Hewlett Packard Co. ("Hewlett") is a good example, gaining 38% in 2005 compared to declines of 29% and 16%, respectively, for technology bellwethers Dell, Inc. and IBM Corp. We began investing in Hewlett in early 2004 believing that its earnings and cash flow potential from printers and PCs was significantly higher and more consistent than results at the time suggested. Over the next 18 months, the company's long running restructuring picked up steam, including the installation of a new Chief Executive Officer, Mark Hurd, who had successfully maximized returns at NCR Corp. Business lines were reorganized logically around competitive strengths. Management targeted $2 billion of cost cuts. Capital spending was rationalized. The result, a 20% improvement in gross margins and a 300 basis point (3.0%) increase in returns on capital, drove Hewlett's price performance.

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                                      1


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    Likewise, the 12% gain for the year for Honda Motor Co., Ltd. ADR ("Honda")
is particularly notable when compared to the approximately 50% declines for General Motors Corp. and Ford Motor Co. We first invested in Honda in 2003 based upon its then attractive valuation of 10-11x P/E and also its competitive advantages in engine technology, product reliability, and manufacturing productivity. Honda's core product -- inexpensive, fuel efficient cars -- has become even more relevant over the period of our investment given record setting gasoline prices. As a consequence, its sales, market share (especially in North America), and stock price have steadily advanced, largely at the expense of its Detroit based rivals.

    Additionally, our "sum of the parts" valuation work on Agilent
Technologies, Inc. ("Agilent") proved to be quite accurate and rewarding. We started our position in Agilent in 2004 after the stock had declined by 50% from its high. At that time, investors seemed to value Agilent as a volatile semiconductor capital equipment company, even though that segment accounted for only 25% of its revenues and cash flow. Our breakup analysis revealed that, in fact, the bulk of Agilent's economic value resided in its world class industrial test and measurement unit -- a business with a strong, steady growth profile. Agilent management, in order to unlock this potential value, initiated a wholesale restructuring during the third quarter of 2005 which included spinning off its more cyclical businesses and repurchasing one third of its share base. The company's actions helped the stock post a 38% gain for the year.

    We also had offsets to our strong performers, one of which was Symantec Corp. ("Symantec"). Symantec is the leading independent storage and security software provider. We began to purchase the stock in September 2005 after it had declined more than 1/3 from its peak in 2004. Nevertheless, during the fourth quarter, the stock fell 23% due to continuing concerns about its recent acquisition of Veritas Software and pricing pressure in security software. Our analysis, which included additional extensive meetings with company management, confirms an attractive risk/reward profile based upon the company's valuation and strong competitive position.

    We are pleased to highlight that the Sound Shore Fund celebrated its 20/th/ birthday in May. During this long period in which the mutual fund industry has seen many changes, two of the more notable aspects are the continuity of the management of the Fund and its steadfast investment strategy: company specific, value investing. We remain committed this disciplined framework, which should continue to provide ample investment opportunities.

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                                      2


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    As always, we appreciate your investment with Sound Shore and welcome any questions you might have.

Sincerely,

SOUND SHORE FUND

HARRY BURN, III
JOHN P. DEGULIS
T. GIBBS KANE, JR.
CO-PORTFOLIO MANAGERS

    FUND RETURNS ASSUME THE REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. THE DOW JONES CONSISTS OF 30 STOCKS THAT ARE CONSIDERED TO BE MAJOR FACTORS IN THEIR INDUSTRIES AND THAT ARE WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. THE NASDAQ COMPOSITE IS AN UNMANAGED INDEX REPRESENTING THE MARKET CAP WEIGHTED PERFORMANCE OF APPROXIMATELY 5,000 DOMESTIC COMMON STOCKS TRADED ON THE NASDAQ EXCHANGE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX OR AVERAGE. PRICE TO EARNINGS RATIO IS THE VALUE OF A COMPANY'S STOCK PRICE RELATIVE TO COMPANY EARNINGS. ESTIMATED EARNINGS GROWTH IS THE YEAR OVER YEAR GROWTH IN EARNINGS PER SHARE. PERCENT OF NET ASSETS AS OF 12/31/05: AGILENT TECHNOLOGIES, INC.: 1.75%; DELL, INC.: 0.00%; FORD MOTOR CO.:
0.00%; GENERAL MOTORS CORP.: 0.00%; HONDA MOTORS CO., LTD. ADR: 3.01%; HEWLETT-PACKARD CO.: 2.00%; IBM CORP.: 0.00%; NCR CORP.: 0.00%; AND SYMANTEC
CORP.: 2.67%.

    THE VIEWS IN THIS LETTER WERE THOSE OF THE FUND MANAGERS AS OF 12/31/05 AND MAY NOT NECESSARILY REFLECT THEIR VIEWS ON THE DATE THIS LETTER IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS (I) ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THE FUND'S PRESENT INVESTMENT METHODOLOGY AND
(II) DO NOT CONSTITUTE INVESTMENT ADVICE.

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                                      3


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================================================================================

    The following chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in Sound Shore Fund, Inc. (the "Fund") including reinvested dividends and distributions, compared with a broad-based securities market index. The Standard and Poor's 500 Index (the "S&P 500") is a market-weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. The Fund is professionally managed, while the S&P 500 is unmanaged and is not available for investment. The S&P 500 excludes the effect of any expenses, which have been deducted from the Fund's return. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE.

                                [CHART]

                       SOUND SHORE FUND VS. S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURN

                         One Year     Five Year     Ten Year
Sound Shore Fund          6.81%         6.36%        12.00%
S&P 500 Index             4.91%         0.54%         9.07%

Value on 12/31/05
Sound Shore Fund: $31,066
S&P 500 Index:    $23,836

               Sound Shore Fund   S&P 500 Index
               ----------------   -------------
 12/31/95           $10,000          $10,000
  1/31/96            10,154           10,340
  2/29/96            10,352           10,436
  3/31/96            10,617           10,537
  4/30/96            11,035           10,692
  5/31/96            11,553           10,968
  6/30/96            11,393           11,010
  7/31/96            10,951           10,523
  8/31/96            11,355           10,745
  9/30/96            11,934           11,350
 10/31/96            12,249           11,663
 11/30/96            13,276           12,545
 12/31/96            13,327           12,296
  1/31/97            13,984           13,064
  2/28/97            14,131           13,167
  3/31/97            13,609           12,626
  4/30/97            14,168           13,379
  5/31/97            15,101           14,194
  6/30/97            15,813           14,830
  7/31/97            17,241           16,010
  8/31/97            17,173           15,113
  9/30/97            18,367           15,941
 10/31/97            17,592           15,408
 11/30/97            17,745           16,122
 12/31/97            18,178           16,398
  1/31/98            18,108           16,580
  2/28/98            19,464           17,776
  3/31/98            20,132           18,686
  4/30/98            20,259           18,874
  5/31/98            19,426           18,549
  6/30/98            19,080           19,303
  7/31/98            18,200           19,097
  8/31/98            15,777           16,336
  9/30/98            16,319           17,383
 10/31/98            18,086           18,797
 11/30/98            18,577           19,936
 12/31/98            18,979           21,085
  1/31/99            18,620           21,967
  2/28/99            17,832           21,284
  3/31/99            18,178           22,135
  4/30/99            19,588           22,993
  5/31/99            19,620           22,450
  6/30/99            20,190           23,696
  7/31/99            19,509           22,956
  8/31/99            18,295           22,842
  9/30/99            17,697           22,216
 10/31/99            18,442           23,622
 11/30/99            18,513           24,102
 12/31/99            18,989           25,521
  1/31/00            18,228           24,239
  2/29/00            17,739           23,780
  3/31/00            19,878           26,107
  4/30/00            19,440           25,321
  5/31/00            19,382           24,802
  6/30/00            18,744           25,413
  7/31/00            19,144           25,016
  8/31/00            20,707           26,570
  9/30/00            21,146           25,167
 10/31/00            22,056           25,061
 11/30/00            21,171           23,085
 12/31/00            22,821           23,198
  1/31/01            21,866           24,021
  2/28/01            22,232           21,831
  3/31/01            22,354           20,448
  4/30/01            22,618           22,037
  5/31/01            23,329           22,184
  6/30/01            22,967           21,644
  7/31/01            23,117           21,431
  8/31/01            22,866           20,090
  9/30/01            21,319           18,467
 10/31/01            20,986           18,819
 11/30/01            22,099           20,263
 12/31/01            22,636           20,441
  1/31/02            22,037           20,142
  2/28/02            22,052           19,754
  3/31/02            23,199           20,497
  4/30/02            22,895           19,254
  5/31/02            23,117           19,112
  6/30/02            20,825           17,751
  7/31/02            18,914           16,367
  8/31/02            19,447           16,475
  9/30/02            17,418           14,684
 10/31/02            18,300           15,977
 11/30/02            19,536           16,917
 12/31/02            19,143           15,923
  1/31/03            18,534           15,506
  2/28/03            17,763           15,273
  3/31/03            17,815           15,422
  4/30/03            19,105           16,692
  5/31/03            21,130           17,571
  6/30/03            21,687           17,795
  7/31/03            21,924           18,109
  8/31/03            22,674           18,462
  9/30/03            22,295           18,266
 10/31/03            23,201           19,300
 11/30/03            23,743           19,469
 12/31/03            25,219           20,491
  1/31/04            25,926           20,867
  2/29/04            26,332           21,157
  3/31/04            26,114           20,838
  4/30/04            25,550           20,510
  5/31/04            25,821           20,792
  6/30/04            26,496           21,196
  7/31/04            25,727           20,495
  8/31/04            25,644           20,578
  9/30/04            26,518           20,800
 10/31/04            26,480           21,118
 11/30/04            27,964           21,973
 12/31/04            29,087           22,720
  1/31/05            28,112           22,167
  2/28/05            28,897           22,633
  3/31/05            28,239           22,232
  4/30/05            27,581           21,811
  5/31/05            28,485           22,505
  6/30/05            28,734           22,537
  7/31/05            29,876           23,375
  8/31/05            30,090           23,161
  9/30/05            31,065           23,349
 10/31/05            30,320           22,960
 11/30/05            31,049           23,828
 12/31/05            31,066           23,836




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                                      4


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          SOUND SHORE FUND, INC.
          STATEMENT OF NET ASSETS
          DECEMBER 31, 2005

================================================================================

                                                SHARE        MARKET
                                                AMOUNT       VALUE
                                               --------- --------------
        COMMON STOCK (94.1%)
        ---------------------------------------------------------------
        AUTO (3.0%)
        Honda Motor Co., Ltd. ADR              2,357,000 $   68,282,290
                                                         --------------

        BANKS (3.2%)
        U.S. Bancorp                           2,420,500     72,348,745
                                                         --------------

        CONSUMER STAPLES (3.0%)
        Unilever NV ADR                          991,000     68,032,150
                                                         --------------

        DIVERSIFIED FINANCIALS (2.0%)
        Morgan Stanley                           795,000     45,108,300
                                                         --------------

        ENERGY (7.1%)
        El Paso Corp.                          2,956,000     35,944,960
        Royal Dutch Shell plc ADR                979,500     60,229,455
        Williams Cos., Inc.                    2,762,000     63,995,540
                                                         --------------
                                                            160,169,955
                                                         --------------
        HEALTH CARE (14.7%)
        Aetna, Inc.                              475,000     44,797,250
        Baxter International, Inc.             1,372,500     51,674,625
        Boston Scientific Corp. +              1,624,500     39,784,005
        Cigna Corp.                              654,500     73,107,650
        Laboratory Corp. of America Holdings + 1,166,000     62,789,100
        Thermo Electron Corp. +                2,058,500     62,022,605
                                                         --------------
                                                            334,175,235
                                                         --------------
        INDUSTRIALS (12.4%)
        CSX Corp.                              1,186,000     60,213,220
        Southwest Airlines Co.                 4,771,500     78,395,745
        Tyco International, Ltd.               2,568,500     74,126,910
        Waste Management, Inc.                 2,239,000     67,953,650
                                                         --------------
                                                            280,689,525
                                                         --------------

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                      SEE NOTES TO FINANCIAL STATEMENTS.

                                      5


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          SOUND SHORE FUND, INC.
          STATEMENT OF NET ASSETS (CONTINUED)
          DECEMBER 31, 2005

================================================================================

                                                 SHARE        MARKET
                                                 AMOUNT       VALUE
                                                --------- --------------
       INSURANCE (17.9%)
       Aon Corp.                                2,142,500 $   77,022,875
       Berkshire Hathaway, Inc., Class A +            683     60,527,460
       Chubb Corp.                                703,500     68,696,775
       Genworth Financial, Inc.                 1,973,500     68,243,630
       Marsh & McLennan Cos., Inc.              1,827,000     58,025,520
       UnumProvident Corp.                      3,277,000     74,551,750
                                                          --------------
                                                             407,068,010
                                                          --------------
       MATERIALS (3.4%)
       Lyondell Chemical Co.                    2,399,000     57,144,180
       Mosaic Co. +                             1,386,000     20,277,180
                                                          --------------
                                                              77,421,360
                                                          --------------
       MEDIA (6.7%)
       Liberty Media Corp., Class A +           8,187,000     64,431,690
       Time Warner, Inc.                        4,966,000     86,607,040
                                                          --------------
                                                             151,038,730
                                                          --------------
       PHARMACEUTICALS (5.1%)
       Pfizer, Inc.                             2,124,500     49,543,340
       Watson Pharmaceuticals, Inc. +           2,051,500     66,694,265
                                                          --------------
                                                             116,237,605
                                                          --------------
       RESTAURANTS (2.1%)
       McDonald's Corp.                         1,420,000     47,882,400
                                                          --------------

       TECHNOLOGY (11.3%)
       Agilent Technologies, Inc. +             1,191,748     39,673,291
       Diebold, Inc.                            1,072,000     40,736,000
       Freescale Semiconductor, Inc., Class A + 2,779,000     70,003,010
       Hewlett Packard Co.                      1,584,500     45,364,235
       Symantec Corp. +                         3,464,000     60,620,000
                                                          --------------
                                                             256,396,536
                                                          --------------

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                      SEE NOTES TO FINANCIAL STATEMENTS.

                                      6


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          SOUND SHORE FUND, INC.
          STATEMENT OF NET ASSETS (CONTINUED)
          DECEMBER 31, 2005

================================================================================

                                                            SHARE         MARKET
                                                            AMOUNT        VALUE
                                                          ----------- --------------
UTILITIES (2.2%)
AES Corp. +                                                 3,146,000 $   49,801,180
                                                                      --------------
TOTAL COMMON STOCK (COST $ 1,783,719,438)                             $2,134,652,021
                                                                      --------------

MONEY MARKET FUND (6.6%)
-------------------------------------------------------------------------------------
Citi/SM/ Institutional Liquid Reserves, Class A           150,314,780 $  150,314,780
                                                                      --------------
TOTAL MONEY MARKET FUND (COST $ 150,314,780)                          $  150,314,780
                                                                      --------------
TOTAL INVESTMENTS (100.7%) (COST $ 1,934,034,218)                     $2,284,966,801
OTHER ASSETS LESS LIABILITIES (-0.7%)                                    (16,732,993)
                                                                      --------------
NET ASSETS (100.0%) (61,920,034 SHARES OUTSTANDING)                   $2,268,233,808
                                                                      ==============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)             $        36.63
                                                                      ==============

+ Non-income producing security.
ADR -- American Depository Receipt.

* Cost for Federal income tax purposes is $1,934,970,928 and net unrealized appreciation consists of:

                  Gross Unrealized Appreciation $376,020,301
                  Gross Unrealized Depreciation  (26,024,428)
                                                ------------
                  Net Unrealized Appreciation   $349,995,873
                                                ============

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                      SEE NOTES TO FINANCIAL STATEMENTS.

                                      7


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          SOUND SHORE FUND, INC.
          STATEMENT OF NET ASSETS (CONCLUDED)
          DECEMBER 31, 2005

================================================================================

        AT DECEMBER 31, 2005 NET ASSETS CONSISTED OF:
        ---------------------------------------------------------------
        Par Value (100,000,000 shares authorized)       $       61,920
        Paid in Capital                                  1,918,151,917
        Accumulated Undistributed Net Investment Income         11,423
        Unrealized Appreciation on Investments             350,932,583
        Accumulated Net Realized Loss from Investments        (924,035)
                                                        --------------
        NET ASSETS                                      $2,268,233,808
                                                        ==============

                    PORTFOLIO HOLDINGS
                    % OF NET ASSETS
                       Auto                             3.0%
                       Banks                            3.2%
                       Consumer Staples                 3.0%
                       Diversified Financials           2.0%
                       Energy                           7.1%
                       Health Care                     14.7%
                       Industrials                     12.4%
                       Insurance                       17.9%
                       Materials                        3.4%
                       Media                            6.7%
                       Pharmaceuticals                  5.1%
                       Restaurants                      2.1%
                       Technology                      11.3%
                       Utilities                        2.2%
                       Short-Term Investments           6.6%
                       Other Assets less Liabilities  (0.7)%
                                                      ------
                                                      100.0%
                                                      ======

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                      SEE NOTES TO FINANCIAL STATEMENTS.

                                      8


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          SOUND SHORE FUND, INC.
          STATEMENT OF OPERATIONS
          FOR THE YEAR ENDED DECEMBER 31, 2005

================================================================================

INVESTMENT INCOME
Income:
   Dividends (net of foreign withholding taxes $ 461,165)               $ 20,072,966
   Interest                                                                2,882,599
                                                                        ------------
       Total Income                                                       22,955,565
                                                                        ------------
Expenses:
   Adviser fee (Note 3)                                                   14,613,940
   Administrator fee (Note 3)                                              1,822,318
   Transfer Agency fee                                                     1,948,511
   Custodian fee                                                             188,269
   Accountant fee                                                             59,940
   Professional fees                                                         122,818
   Directors' fees and expenses (Note 3)                                      32,941
   Compliance services fees (Note 3)                                         127,687
   Miscellaneous                                                             295,263
                                                                        ------------
       Total Expenses                                                     19,211,687
   Expenses reimbursed and fees waived (Note 3)                              (69,824)
                                                                        ------------
Net Expenses                                                              19,141,863
                                                                        ------------
Net Investment Income                                                      3,813,702
                                                                        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments sold                                 145,757,145
   Net change in unrealized appreciation (depreciation) on investments    (8,757,585)
                                                                        ------------
Net realized and unrealized gain (loss) on investments                   136,999,560
                                                                        ------------
Net increase in net assets from operations                              $140,813,262
                                                                        ============

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                      SEE NOTES TO FINANCIAL STATEMENTS.

                                      9


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          SOUND SHORE FUND, INC.
          STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

INCREASE (DECREASE) IN NET ASSETS
                                                               FOR THE         FOR THE
                                                              YEAR ENDED      YEAR ENDED
                                                             DECEMBER 31,    DECEMBER 31,
                                                                 2005            2004
                                                            --------------  --------------
Operations:
   Net investment income                                    $    3,813,702  $    4,252,745
   Net realized gain on investments sold                       145,757,145      82,959,662
   Net change in unrealized appreciation (depreciation) on
     investments                                                (8,757,585)    117,631,508
                                                            --------------  --------------
   Increase in net assets from operations                      140,813,262     204,843,915
Dividends to shareholders from net investment income            (3,803,327)     (4,251,686)
Dividends to shareholders from net realized gains             (145,771,774)    (81,293,529)
                                                            --------------  --------------
Total distributions to shareholders                           (149,575,101)    (85,545,215)
Capital share transactions (Note 6)                            578,763,699     564,521,230
                                                            --------------  --------------
   Total increase                                              570,001,860     683,819,930
Net assets:
   Beginning of the year                                     1,698,231,948   1,014,412,018
                                                            --------------  --------------
   End of the year (Including line (A))                     $2,268,233,808  $1,698,231,948
                                                            ==============  ==============
    (A) Accumulated undistributed net investment income     $       11,423  $        1,048
                                                            --------------  --------------

--------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                      10


--------------------------------------------------------------------------------


          SOUND SHORE FUND, INC.
          NOTES TO FINANCIAL STATEMENTS

================================================================================

1.  ORGANIZATION

Sound Shore Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a no-load, diversified, open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The investment objective of the Fund is growth of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

   A) SECURITY VALUATION
   Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the last reported sales price or the NASDAQ Official Closing Price ("NOCP") provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost, which approximates market value, unless the Fund's investment adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

   Securities (including restricted securities) for which market quotations are insufficient or not readily available, or in the judgment of the Fund's investment adviser, the prices or values available do not represent the fair value of the instrument, are valued in good faith, pursuant to procedures adopted by the Fund's Board of Directors (the "Board"). Fair valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the asset's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME
   Dividend income is recorded on the ex-dividend date and net of unrecoverable withholding taxes. Interest income is recorded on an accrual basis. Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

--------------------------------------------------------------------------------

                                      11


--------------------------------------------------------------------------------


          SOUND SHORE FUND, INC.
          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


   C) DIVIDENDS TO SHAREHOLDERS
   Dividends from net investment income, if any, are declared and paid semi-annually. Capital gains, if any, are distributed to shareholders at least annually. The Fund determines its net investment income and capital gains distributions in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

   D) FEDERAL TAXES
   The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Sound Shore Management, Inc. (the "Adviser"). Pursuant to an investment advisory agreement, the Adviser receives an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

Fees due to the Adviser in the amount of $1,446,053 are payable at December 31, 2005.

OTHER SERVICES
Citigroup Fund Services, LLC ("Citigroup") provides certain administration, portfolio accounting and transfer agency services to the Fund.

Citigroup has agreed contractually to waive a portion of its administration fee and reimburse certain expenses so that total annual operating expenses do not exceed 0.98% of the Fund's average daily net assets through December 31, 2005. Citigroup has contractually waived administration fees of $69,824 for the period January 1, 2005 to December 31, 2005.

Foreside Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor receives no compensation from the Fund for its distribution services. The Distributor is not affiliated with the Adviser, Citigroup, or their affiliates.

Under a Compliance Services Agreement with the Fund, the Distributor provides a Chief Compliance Officer and Treasurer to the Fund as well as certain additional compliance support functions. The Treasurer of the Fund is also a principal of the Distributor.

Compliance Services fees due to the Distributor in the amount of $12,010 are payable at December 31, 2005.

Effective October 27, 2005, the Fund pays each director who is not an "interested person" of the Fund as defined in Section 2(a)(19) of the 1940 Act ("Independent Director") $5,000 per year, payable quarterly, plus $5,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by telephone. Prior to that, each Independent Director received $3,000 per year, paid quarterly and $1,500 per Board meeting attended. Fees due to the Independent Directors in the amount of $14,229 are payable at December 31, 2005.

--------------------------------------------------------------------------------

                                      12


--------------------------------------------------------------------------------


          SOUND SHORE FUND, INC.
          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


Certain Officers and Directors of the Fund are Officers, Directors, or employees of the aforementioned companies.

4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the year ended December 31, 2005 aggregated $1,513,022,440 and $1,148,820,030 respectively. Securities purchased in the amount of $24,842,705 are payable at December 31, 2005.

5.  FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

Distributions during the fiscal years ended as noted were characterized for tax purposes as follows:

                                  DECEMBER 31, 2005 DECEMBER 31, 2004
                                  ----------------- -----------------
           Ordinary Income          $ 20,217,803       $ 4,251,686
           Long-Term Capital Gain    129,357,298        81,293,529

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

                   Undistributed Ordinary Income $     11,423
                   Undistributed Long-Term Gain        12,675
                   Unrealized Appreciation        349,995,873
                                                 ------------
                   Total                         $350,019,971
                                                 ============

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Net Assets are primarily due to wash sale timing differences.

6.  CAPITAL STOCK

As of December 31, 2005, 100,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $1,918,213,837. Capital shares redeemed in the amount of $1,352,395 are payable at December 31, 2005. Transactions in capital stock were as follows:

                                                FOR THE                    FOR THE
                                               YEAR ENDED                 YEAR ENDED
                                           DECEMBER 31, 2005          DECEMBER 31, 2004
                                       -------------------------  -------------------------
                                         SHARES        AMOUNT       SHARES        AMOUNT
                                       ----------  -------------  ----------  -------------
Sale of shares                         19,589,475  $ 725,072,192  18,634,585  $ 652,994,174
Reinvestment of dividends               3,982,023    146,687,611   2,281,067     83,710,748
Redemption of shares                   (7,916,637)  (292,996,104) (4,923,307)  (172,183,692)
                                       ----------  -------------  ----------  -------------
Net increase from capital transactions 15,654,861  $ 578,763,699  15,992,345  $ 564,521,230
                                       ==========  =============  ==========  =============

--------------------------------------------------------------------------------

                                      13


--------------------------------------------------------------------------------


          SOUND SHORE FUND, INC.
          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


Of the 61,920,034 shares outstanding as of December 31, 2005, the Employees' Profit Sharing Plan of the Adviser owned 393,291 shares (0.64% of shares outstanding).

7.  OTHER INFORMATION

On December 31, 2005, three shareholders held approximately 73% of the outstanding shares of the Fund. These shareholders are comprised of omnibus accounts, Charles Schwab, National Financial Services Corp., and JPMorgan Chase Bank, which are held on behalf of numerous individual shareholders.


                                      14


--------------------------------------------------------------------------------


          SOUND SHORE FUND, INC.
          FINANCIAL HIGHLIGHTS

================================================================================

These financial highlights reflect selected data for a share outstanding throughout each period.

                                                                     YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                      2005         2004        2003        2002        2001
                                                  ----------    ----------  ----------  --------   ----------
Net Asset Value, Beginning of Period              $    36.71    $    33.51  $    25.81  $  30.58   $    33.70
                                                  ----------    ----------  ----------  --------   ----------
Investment Operations
    Net investment income                               0.07(a)       0.10        0.05      0.05         0.10
    Net realized and unrealized gain (loss) on
     investments                                        2.43          5.05        8.14     (4.77)       (0.36)
                                                  ----------    ----------  ----------  --------   ----------
Total from Investment Operations                        2.50          5.15        8.19     (4.72)       (0.26)
                                                  ----------    ----------  ----------  --------   ----------
Distributions from
    Net investment income                              (0.07)        (0.10)      (0.05)    (0.05)       (0.10)
    Net realized gains                                 (2.51)        (1.85)      (0.44)       --        (2.76)
                                                  ----------    ----------  ----------  --------   ----------
Total Distributions                                    (2.58)        (1.95)      (0.49)    (0.05)       (2.86)
                                                  ----------    ----------  ----------  --------   ----------
Net Asset Value, End of Period                    $    36.63    $    36.71  $    33.51  $  25.81   $    30.58
                                                  ==========    ==========  ==========  ========   ==========
Total Return                                            6.81%        15.37%      31.74%   (15.43)%      (0.81)%
Ratio/Supplementary Data
Net Assets at End of Period (in thousands)        $2,268,234    $1,698,232  $1,014,412  $759,674   $1,033,658
Ratios to Average Net Assets:
    Expenses (net of reimbursement)                     0.98%         0.98%       0.98%     0.98%        0.98%
    Expenses (gross)(b)                                 0.99%         0.99%       1.00%     0.99%        0.99%
    Net Investment Income                               0.20%         0.33%       0.18%     0.17%        0.32%
Portfolio Turnover Rate                                   62%           50%         62%       72%         104%

(a)Calculated using the average shares outstanding for the period.
(b)Reflects expense ratio in the absence of expense waiver and reimbursement.

--------------------------------------------------------------------------------

                                      15


--------------------------------------------------------------------------------


          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
SOUND SHORE FUND, INC.:

We have audited the accompanying statement of net assets of Sound Shore Fund, Inc. (the "Fund"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor have we been engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other operating procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sound Shore Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 28, 2006

--------------------------------------------------------------------------------

                                      16


--------------------------------------------------------------------------------


          SOUND SHORE FUND, INC.
          DECEMBER 31, 2005 (UNAUDITED)

================================================================================

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 551-1980 or by visiting the Fund's web site at http://www.soundshorefund.com. This information is also available from the EDGAR database on the SEC's Web site at http://www.sec.gov.

The Fund's proxy voting record for the 12-month period ended June 30 is available, without charge and upon request, by calling (800) 551-1980 or by visiting the Fund's web site at http://www.soundshorefund.com. This information is also available from the EDGAR database on the SEC's Web site at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

--------------------------------------------------------------------------------

                                      17


--------------------------------------------------------------------------------


          SOUND SHORE FUND, INC.
          DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

================================================================================


Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING        ENDING
                           ACCOUNT VALUE   ACCOUNT VALUE   EXPENSES PAID
                           JULY 1, 2005  DECEMBER 31, 2005 DURING PERIOD*
                           ------------- ----------------- --------------
       Actual Return         $1,000.00       $1,081.17         $5.14
       Hypothetical Return   $1,000.00       $1,020.27         $4.99

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.98%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN MOST RECENT FISCAL HALF-YEAR/365 (TO REFLECT THE HALF-YEAR PERIOD).

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

ORDINARY INCOME DIVIDENDS - The Fund paid ordinary income dividends of $20,217,803 for the tax year ended December 31, 2005 of which $16,414,476 were short-term capital gain dividends. The Fund designates 100.00% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00% for the qualified dividend rate (QDI) as defined in
Section 1(h)(11) of the Internal Revenue Code.

CAPITAL GAIN DIVIDENDS - The Fund paid long-term capital gain dividends of $129,357,298 for the tax year ended December 31, 2005.

DIRECTORS AND OFFICERS OF THE FUND

The following is relevant information regarding each Director and Officer of the Fund:

NAME, ADDRESS                 POSITION(S)          LENGTH OF TIME  PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH             WITH THE FUND        SERVED/(1)/     DURING THE PAST FIVE YEARS
-----------------             -------------------- --------------- ---------------------------------------------

INDEPENDENT DIRECTORS
Dr. D. Kenneth Baker          Director, Audit      March 1987      Retired, since 1999; Consultant, Princeton
3088 Fairway Woods            Committee (member);  to present      University, 1990 - 1998;
Carolina Trace                Nominating                           Consultant, University of Pennsylvania,
Sanford, North Carolina 27330 Committee (Chair);                   1992 - 1998
Born: October 1923            Valuation
                              Committee (member)

Harry W. Clark                Director; Audit      January 2006    Managing Partner, Stanwich Group LLC
151 Stanwich Road             Committee (member);  to present/(3)/ (public policy consulting firm) since January
Greenwich, Connecticut 06830  Nominating Committee                 200l; Managing Partner, Clark & Weinstock
Born: March 1949              (member); Valuation                  (policy and communications consulting
                              Committee (member)                   firm) July 1987 - December 2001

--------------------------------------------------------------------------------

                                      18


--------------------------------------------------------------------------------


          SOUND SHORE FUND, INC.
          DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

================================================================================

DIRECTORS AND OFFICERS OF THE FUND (CONTINUED)

NAME, ADDRESS                POSITION(S)          LENGTH OF TIME  PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH            WITH THE FUND        SERVED/(1)/     DURING THE PAST FIVE YEARS
-----------------            -------------------- --------------- --------------------------------------------

H. Williamson Ghrisky Jr.    Director; Audit      January 2006    Director/Portfolio Management, Trainer
1 Buckfield Lane             Committee (Chair);   to present/(3)/ Wortham (investment counseling firm)
Greenwich, Connecticut 06831 Nominating Committee                 September 1978 to present (Director since
Born: May 1944               (member); Valuation                  September 1997)
                             Committee (member)

John L. Lesher               Director; Audit      April 1985      Consultant, Jack Lesher & Associates
402 West Lyon Farm Drive     Committee (member);  to present      (management consulting) since 1999
Greenwich, Connecticut 06831 Nominating Committee
Born: February 1934          (member); Valuation
                             Committee (member)

David Blair Kelso            Director; Audit      January 2006    Managing Partner, Kelso Advisory Services
87 Hillcrest Ave.            Committee (member);  to present/(3)/ (consulting firm) since October 2003;
Summit, New Jersey 07901     Nominating Committee                 Executive Vice President, Strategy &
Born: September 1952         (member); Valuation                  Finance, Aetna, Inc. (insurance firm)
                             Committee (member)                   September 2001 - September 2003); Chief
                                                                  Financial Officer, Executive Vice President,
                                                                  and Managing Director, Chubb, Inc.
                                                                  (insurance firm) August 1996 - August
                                                                  2001; Director, Aspen Holdings, Inc.
                                                                  (insurance firm) June 2005 to present;
                                                                  Director, Kelso Risk Management
                                                                  (insurance brokerage) September 1990 to
                                                                  present

John J. McCloy II            Director; Audit      April 1985      Director, Clean Diesel Technology, Inc.
313 Stanwich Road            Committee (member,   to present      (environmental technology firm) since 2005;
Greenwich, Connecticut 06830 previously Chair                     Director, Ashland Management (investment
Born: November 1937          through January 23,                  management) since 2003; Chairman,
                             2006); Nominating                    SpringerRun, Inc. (marketing) since 2002;
                             Committee (member);                  Director, American Council on Germany
                             Valuation Committee                  (non-profit entity) since 2002; Chairman,
                             (member)                             Gravitas Technologies, Inc. (information
                                                                  technology) since 2001; Entrepreneur, J.J.
                                                                  McCloy II, Inc. (investment management)
                                                                  since 1980

--------------------------------------------------------------------------------

                                      19


--------------------------------------------------------------------------------


          SOUND SHORE FUND, INC.
          DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

================================================================================

DIRECTORS AND OFFICERS OF THE FUND (CONTINUED)

NAME, ADDRESS                POSITION(S)             LENGTH OF TIME PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH            WITH THE FUND           SERVED/(1)/    DURING THE PAST FIVE YEARS
-----------------            ----------------------- -------------- ------------------------------------------

INTERESTED DIRECTORS
Harry Burn, III, M.B.A./(2)/ Chairman and Director;  April 1985     Chairman and Director, Sound Shore
8 Sound Shore Drive          Valuation Committee     to present     Management, Inc. since 1978; Chartered
Greenwich, Connecticut 06830 (member)                (Chairman      Financial Analyst.
Born: January 1944                                   September 1992
                                                     to present)

T. Gibbs Kane, Jr./(3)/      President and Director, April 1985     President and Director, Sound Shore
8 Sound Shore Drive          Valuation Committee     to present     Management, Inc. since 1977; Chartered
Greenwich, Connecticut 06830 (member)                               Financial Analyst
Born: May 1947

OFFICERS
Shanna S. Sullivan           Secretary; Valuation    October 1985   Vice President, Treasurer, Secretary and
8 Sound Shore Drive          Committee (Chair)       to present     Director, Sound Shore Management, Inc.
Greenwich, Connecticut 06830                                        since 1979
Born: August 1945

Simon D. Collier             Treasurer               April 2005 to  Managing Director and Principal Executive
Two Portland Square                                  present        Officer, Foreside Fund Services, LLC, the
Portland, Maine 04101                                               Fund's Distributor, since 2005;
Born: October 1961                                                  Chief Operating Officer and Managing
                                                                    Director, Global Fund Services, Citibank,
                                                                    N.A. 2003 - 2005; Managing Director,
                                                                    Global Securities Services for Investors,
                                                                    Citibank, N.A. 1999 - 2003

Cheryl O. Tumlin             Chief                   October 2004   Counsel, Investment Company Services, the
Two Portland Square          Compliance Officer      to present     Fund's Distributor; Counsel, Citigroup
Portland, ME 04101                                                  Global Transaction Services ("Citigroup")
Born: June 1966                                                     (a fund services company) since 2003;
                                                                    Counsel, Forum Financial Group, LLC
                                                                    ("Forum") (a fund services company
                                                                    acquired by Citigroup in 2003) 2001 - 2003
                                                                    and 1996 - 1999; Counsel, I-many, Inc.
                                                                    (a software development company)
                                                                    1999 - 2001

--------------------------------------------------------------------------------

                                      20


--------------------------------------------------------------------------------


          SOUND SHORE FUND, INC.
          DECEMBER 31, 2005 (UNAUDITED) (CONCLUDED)

================================================================================

DIRECTORS AND OFFICERS OF THE FUND (CONCLUDED)

NAME, ADDRESS                POSITION(S)         LENGTH OF TIME PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH            WITH THE FUND       SERVED/(1)/    DURING THE PAST FIVE YEARS
-----------------            ------------------- -------------- -----------------------------------------

Ellen S. Smoller             Assistant Secretary  October 1985  Equity Trader, Sound Shore Management,
8 Sound Shore Drive                               to present    Inc. since 1984
Greenwich, Connecticut 06830
Born: April 1959

Sara M. Morris               Assistant Secretary  January 2004  Director and Relationship Manager,
Two Portland Square                               to present    Citigroup since 2004; Chief Financial
Portland, ME 04101                                              Officer, The VIA Group, LLC, 1999 - 2003;
Born: September 1963                                            Chief Financial Officer, Forum,
                                                                1994 - 1999

Frederick Skillin            Assistant Treasurer  June 2004     Senior Vice President, Financial Control,
Two Portland Square                               to present    Citigroup since 2003; Senior Manager,
Portland, ME 04101                                              Corporate Finance, Forum, 1994 - 2004
Born: May 1958

(1)TERM OF SERVICE IS UNTIL HIS/HER SUCCESSOR IS ELECTED OR QUALIFIED OR UNTIL HIS/HER EARLIER RESIGNATION OR REMOVAL.
(2)HARRY BURN, III AND T. GIBBS KANE, JR. ARE "INTERESTED PERSONS" OF THE FUND AS DEFINED IN SECTION 2(A)(19) OF THE 1940 ACT BY VIRTUE OF THEIR POSITION AS SHAREHOLDERS, SENIOR OFFICERS, AND DIRECTORS OF THE ADVISER. EACH IS A PORTFOLIO MANAGER OF THE FUND.
(3)EFFECTIVE JANUARY 23, 2006.

EACH DIRECTOR OVERSEES THE FUND, WHICH IS THE ONLY PORTFOLIO WITHIN THE COMPLEX. NO DIRECTOR HOLDS OTHER DIRECTORSHIPS OR TRUSTEESHIPS OF AN INVESTMENT COMPANY. THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS. THE SAI IS AVAILABLE FOR FREE, BY CONTACTING THE FUND AT (800) 551-1980.

--------------------------------------------------------------------------------

                                      21


[LOGO]

INVESTMENT ADVISER
Sound Shore Management, Inc.
Greenwich, Connecticut

ADMINISTRATOR
Citigroup Fund Services, LLC
Portland, Maine

DISTRIBUTOR
Foreside Fund Services, LLC
Portland, Maine

TRANSFER AND
DISTRIBUTION PAYING AGENT
Citigroup Fund Services, LLC
Portland, Maine

CUSTODIAN
Citibank, N.A.
New York, New York

COUNSEL
Dechert LLP
New York, New York

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Boston, Massachusetts



This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.

SOUND SHORE FUND, INC.

Two Portland Square
Portland, ME 04101
http://www.soundshorefund.com

ANNUAL REPORT


DECEMBER 31, 2005

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ITEM 2. CODE OF ETHICS
As of the end of the period covered by this report, Sound Shore Fund, Inc. has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
The Board of Directors (the "Board") determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. The Board believed that the Audit Committee, as a group, possesses many of the attributes of an "audit committee financial expert."

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a) The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,500 in 2004 and $26,000 in 2005.

(b) Audit-Related Fees - The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2004 and $0 in 2005.

(c) The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning ("Tax Services") were $3,400 in 2004 and $3,500 in 2005. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) There were no other fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) Pre-Approval Requirements for Audit and Non-Audit Services. The Audit Committee reviews and approves in advance all audit and "permissible non-audit services" (as defined under Rule 2-01(c)(4) of Regulation S-X) for the Fund. In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" to be provided to Sound Shore Management, Inc. ("Sound Shore Management"), the Fund's investment adviser, by the Fund's independent auditor if the engagement relates to the operations and financial reporting of the Fund. The Audit Committee considers whether fees paid by Sound Shore Management for audit and permissible non-audit services are consistent with the independent auditor's independence. Pre-approval of any permissible non-audit services provided to the Fund is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund constitutes not more than 5% of the total amount of revenues paid by the Fund to its auditor during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or its authorized delegate(s). Pre-approval of permissible non-audit services rendered to Sound Shore Management is not required if such services constitute not more than 5% of the total amount of revenues paid by the Fund and Sound Shore Management collectively to the Fund's independent auditor during the fiscal year in which such services are provided. The Audit Committee may delegate to one or more of its members authority to pre-approve permissible non-audit services to be provided to the Fund. Any pre-approval determination of a delegate will be presented to the full Audit Committee at its next meeting.

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(e) (2) No  services  included  in (b) - (d) above  were  approved  pursuant  to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g) The aggregate fees billed in the Reporting Periods for Non-Audit Services by the principal accountant to the Registrant and investment adviser, other than the services reported in paragraphs (b) and (c) of this Item 4 were $31,000 in 2004 and $32,175 in 2005.

(h) The Registrant's Audit Committee considers the provision of any non-audit services rendered to the investment adviser, to the extent applicable, in evaluating the independence of the Registrant's principal accountant. Any services provided by the principal accountant to the Registrant or to the investment adviser that require pre-approval were pre-approved.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Fund is not required to hold annual meetings of shareholders for the election of Directors, and, as is the case with most open-end funds, it holds shareholder elections for the election of Directors only when, pursuant to the requirements of the Investment Company Act of 1940, as amended, less than a stipulated number of the Directors in office were elected by shareholders. Consequently, the Nominating Committee has not adopted a policy with regard to the consideration of Director candidates by shareholders, nor has it established formal procedures to be followed by shareholders who might wish to submit a recommendation. Shareholders who wish to communicate with the Board with respect to matters relating to the Fund may address their written correspondence to the Board as a whole or to individual Board members, care of Secretary, Sound Shore Fund, Inc., Two Portland Square, Portland, Maine 04101.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


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ITEM 12. EXHIBITS

(a)(1) A copy of the Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        SOUND SHORE FUND, INC.

By        /s/ T. Gibbs Kane, Jr.
         ---------------------------
         T. Gibbs Kane, Jr., President

Date     2/27/06
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ T. Gibbs Kane, Jr.
         -----------------------------------
         T. Gibbs Kane, Jr., President

Date     2/27/06
         -----------------------------------


By       /s/ Simon D. Collier
         -----------------------------------
         Simon D. Collier, Treasurer

Date     2/27/06
         -----------------------------------